Share-Based Compensation - Schedule of Changes in Nonvested Shares Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Nonvested Shares Granted [Abstract]
Number of options, Balance at beginning of the year	582,967	596,503	986,005
Weighted average exercise price, Balance at beginning of the year	$ 4.38	$ 5.53	$ 6.46
Number of options, Granted		265,000	53,192
Weighted average exercise price, Granted		$ 3.11	$ 3.53
Number of options, Vested during the year	(490,489)	(233,473)	(384,203)
Weighted average exercise price, Vested during the year	$ 4.39	$ 5.88	$ 7.35
Number of options, Forfeited during the year	(42,037)	(45,063)	(58,491)
Weighted average exercise price, Forfeited during the year	$ 3.57	$ 4.43	$ 7.16
Number of options, Balance at end of the year	50,441	582,967	596,503
Weighted average exercise price, Balance at end of the year	$ 4.93	$ 4.38	$ 5.53